Fair value estimates (Details) - At fair value [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 234,601	$ 112,160
Financial liabilities, at fair value	195,491	129,454
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	91,598	92,320
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	103,893	37,134
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	229,382	107,067
Financial liabilities, at fair value	195,491	129,454
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	91,598	92,320
Level 2 of fair value hierarchy [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	103,893	37,134
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	5,219	5,093
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	36,767	5,282
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	36,767	5,282
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	192,615	101,785
Trade receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	192,615	101,785
Investment In Equity Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	5,219	5,093
Investment In Equity Instruments [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 5,219	$ 5,093